Derivatives and Hedging Activities - Deferred Premium, Options (Details) - Options $ in Millions	Dec. 31, 2022 USD ($)
Premiums Payable
2023	$ 50
2024	132
2025	121
2026	251
2027	19
2028-2029	59
Total	632
Premiums Receivable
2023	43
2024	23
2025	21
2026	88
2027	0
2028-2029	0
Total	$ 175